UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-9545

Seligman Time Horizon/Harvester Series, Inc.
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end: 12/31

Date of reporting period: 9/30/06

FORM N-Q

ITEM 1. SCHEDULE OF INVESTMENTS.

Seligman Time Horizon/Harvester Series, Inc.
Schedules of Investments (unaudited)
September 30, 2006

Seligman Time Horizon 30 Fund
	Shares	Value
Domestic Equity Funds 60.0%
Seligman Capital Fund*	173,762	$ 3,706,343
Seligman Communications and Information Fund*	89,978	2,765,924
Seligman Frontier Fund*Ø	37,495	503,558
Seligman Growth Fund*	118,945	507,895
Seligman Large-Cap Value Fund	37,352	506,867
Seligman Smaller-Cap Value Fund*Ø	132,021	2,210,031
		10,200,618
Global Equity Funds 39.6%
Seligman Emerging Markets Fund*Ø	140,685	1,686,813
Seligman Global Smaller Companies Fund*Ø	232,069	4,207,411
Seligman International Growth Fund*	55,583	837,636
		6,731,860
Total Investments 99.6%		16,932,478
Other Assets Less Liabilities 0.4%		76,718
Total Investments 100.0%		$ 17,009,196

Seligman Time Horizon 20 Fund
	Shares	Value
Domestic Equity Funds 63.5%
Seligman Capital Fund*	264,031	$ 5,631,781
Seligman Communications and Information Fund*	91,613	2,816,184
Seligman Frontier Fund*Ø	62,209	835,467
Seligman Growth Fund*	597,920	2,553,118
Seligman Large-Cap Value Fund	188,460	2,557,402
Seligman Smaller-Cap Value Fund*Ø	202,339	3,387,155
		17,781,107
Global Equity Funds 37.2%
Seligman Emerging Markets Fund*Ø	234,181	2,807,830
Seligman Global Smaller Companies Fund*Ø	264,523	4,795,802
Seligman International Growth Fund*	187,722	2,828,971
		10,432,603
Total Investments 100.7%		28,213,710
Other Assets Less Liabilities (0.7)%		(196,207)
Net Assets 100.0%		$ 28,017,503

Seligman Time Horizon 10 Fund
	Shares	Value
Domestic Equity Funds 55.2%
Seligman Capital Fund*	344,023	$ 7,338,011
Seligman Communications and Information Fund*	123,122	3,784,770
Seligman Growth Fund*	784,079	3,348,017
Seligman Large-Cap Value Fund	243,263	3,301,079
Seligman Smaller-Cap Value Fund*Ø	155,406	2,601,497
		20,373,374
Fixed-Income Fund 9.9%
Seligman High-Yield Fund	1,112,490	3,671,217

Global Equity Funds 24.9%
Seligman Emerging Markets Fund*Ø	152,097	1,823,643
Seligman Global Smaller Companies Fund*Ø	203,053	3,681,351
Seligman International Growth Fund*	244,747	3,688,337
		9,193,331
REIT Fund 10.1%
Seligman LaSalle Monthly Dividend Real Estate FundØ	357,772	3,713,673

Total Investments 100.1%		36,951,595
Other Assets Less Liabilities (0.1)%		(37,761)
Net Assets 100.0%		$ 36,913,834

Seligman Harvester Fund
	Shares	Value
Domestic Equity Funds 45.1%
Seligman Capital Fund*	78,444	$ 1,673,211
Seligman Common Stock Fund	145,469	1,835,819
Seligman Growth Fund*	472,681	2,018,348
Seligman Large-Cap Value Fund	148,168	2,010,639
		7,538,017
Fixed-Income Funds 29.8%
Seligman Core Fixed Income Fund	236,342	1,661,485
Seligman High-Yield Fund	504,177	1,663,784
Seligman U.S. Government Securities Fund	244,011	1,661,715
		4,986,984
Global Equity Fund 10.1%
Seligman International Growth Fund*	111,858	1,685,700

REIT Fund 14.9%
Seligman LaSalle Monthly Dividend Real Estate FundØ	240,451	2,495,881

Total Investments 99.9%		16,706,582
Other Assets Less Liabilities 0.1%		18,038
Net Assets 100.0%		$ 16,724,620

_______________
*  Non-incoming producing security.
Ø Security paid capital gain distributions in the twelve months ended September 30, 2006.

Organization:— Seligman Time Horizon/Harvester Series, Inc. consists of four separate funds: Seligman Time Horizon 30 Fund, Seligman Time Horizon 20 Fund, Seligman Time Horizon 10 Fund, and Seligman Harvester Fund (collectively, the “Funds”). Each Fund invests in a combination of Class A shares of other Seligman mutual funds (the “Underlying Funds”).

Security Valuation— Underlying Funds owned by a Fund are valued at their respective net asset values. Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Securities not listed on an exchange or security market, or securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by J. & W. Seligman & Co. Incorporated (Manager of the Funds) based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security. Short-term holdings maturing in more than 60 days are valued at current market quotations. Short-term holdings maturing in 60 days or less are valued at amortized cost.

Tax Information— At September 30, 2006, the cost of investments for federal income tax purposes, and the tax basis net and gross unrealized appreciation and depreciation of portfolio securities were as follows:

		Total Unrealized
Fund	Tax Basis Cost	Appreciation	Depreciation	Net Appreciation
Seligman Time Horizon 30 Fund	$13,632,486	$3,303,987	$ 3,995	$3,299,992
Seligman Time Horizon 20 Fund	23,167,086	5,122,324	75,700	5,046,624
Seligman Time Horizon 10 Fund	32,262,330	4,929,873	240,608	4,689,265
Seligman Harvester Fund	15,390,359	1,745,782	429,559	1,316,223

ITEM 2. CONTROLS AND PROCEDURES.

a.
The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN TIME HORIZON/HARVESTER SERIES, INC.

By: /S/  BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date: November 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By: /S/  BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date: November 27, 2006

By: /S/  LAWRENCE P. VOGEL
Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date: November 27, 2006

SELIGMAN TIME HORIZON/HARVESTER SERIES, INC.

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.